COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Disclosure of maturity analysis for commitments
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2022 and 2021.

December 31, 2022	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,985	2,985	2,985	—	—	—
Accounts payable and accrued liabilities	3,722	3,722	3,722	—	—	—
Long-term debt [1]	31,733	32,855	1,828	4,152	6,954	19,921
Lease liabilities	2,028	2,616	362	716	320	1,218
Other long-term financial liabilities	10	10	—	3	2	5
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,200	1,200	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,300)	(1,300)	—	—	—
Equity derivative instruments	—	(54)	(54)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	20,221	1,543	2,382	3,295	13,001
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(22,131)	(1,986)	(2,470)	(3,454)	(14,221)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	215	215	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(215)	(215)	—	—	—
Net carrying amount of derivatives (asset)	(1,136)
	39,342	40,124	8,300	4,783	7,117	19,924
[1] Reflects repayment of the subordinated notes issued in December 2021 and February 2022 on the five-year anniversary.
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2021	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,200	2,200	2,200	—	—	—
Accounts payable and accrued liabilities	3,416	3,416	3,416	—	—	—
Long-term debt [1]	18,688	18,873	1,551	2,312	3,520	11,490
Lease liabilities	1,957	2,498	336	677	308	1,177
Other long-term financial liabilities	14	14	—	7	2	5
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,374	1,240	134	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,354)	(1,217)	(137)	—	—
Equity derivative instruments	—	(36)	(36)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	11,313	1,297	1,504	1,607	6,905
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(11,717)	(1,084)	(1,822)	(1,521)	(7,290)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,390	1,390	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(1,401)	(1,401)	—	—	—
Interest rate derivatives	—	243	243	—	—	—
Net carrying amount of derivatives (asset)	(895)
	25,380	26,813	7,935	2,675	3,916	12,287
[1] Reflects repayment of the subordinated notes issued in December 2021 on the five-year anniversary.
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.
Below is a summary of the principal repayments on our long-term debt due in each of the next five years and thereafter as at December 31, 2022.

(In millions of dollars)
2023	1,828
2024	600
2025	3,552
2026	3,693
2027 [1]	3,261
Thereafter	19,921
Total long-term debt	32,855
[1] Reflects repayment of the subordinated notes issued in December 2021 and February 2022 on the five-year anniversary.
Below is a summary of the future minimum payments for our contractual commitments that are not recognized as liabilities as at December 31, 2022.

	Less than			After
(In millions of dollars)	1 Year	1-3 Years	4-5 Years	5 Years	Total

Player contracts [1]	170	183	119	33	505
Purchase obligations [2]	333	299	130	156	918
Program rights [3]	694	1,199	421	346	2,660

Total commitments	1,197	1,681	670	535	4,083
[1]    Toronto Blue Jays players' salary contracts into which we have entered and are contractually obligated to pay.
[2]    Contractual obligations under service, product, and wireless device contracts to which we have committed.
[3]    Agreements into which we have entered to acquire broadcasting rights for sports broadcasting programs and films for periods in excess of one year at contract inception.

Disclosure of commitments
Below is a summary of our other contractual commitments that are not included in the table above.

As at December 31
(In millions of dollars)	2022

Acquisition of property, plant and equipment	192
Acquisition of intangible assets	2
Our share of commitments related to associates and joint ventures	320

Total other commitments	514